Basis of Preparation - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of preparation [Abstract]
Operating losses	€ (122,415)	€ (225,324)	€ (62,808)
Net losses	(146,253)	(239,751)	€ (76,452)
Accumulated losses	(571,931)	€ (442,618)
Current liabilities	€ 82,290